Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ (82.6)	$ (49.5)
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ (6.4)	$ 3.0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ 5.8	$ 3.8
Impact on Other comprehensive income	$ (6.3)	$ 1.0